Taxes on Income (Details) - Schedule of taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Taxes on Income [Abstract]
Current	$ 22,912	$ 11,866	$ 7,543
Deferred	(10,293)	(1,902)	(502)
Taxes on income	12,619	9,964	7,041
Domestic (Israel)	4,194	9,086	3,695
Foreign	8,425	878	3,346
Taxes on income	$ 12,619	$ 9,964	$ 7,041